Schedule of Property, Plant and Equipment (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Cost	$ 561,418	$ 560,447
Accumulated Depreciation	254,396	194,357
Net Book Value	307,022	366,090
Buildings [Member]
Cost	294,961	294,961
Accumulated Depreciation	88,489	56,043
Net Book Value	206,472	238,918
Equipment [Member]
Cost	187,199	187,199
Accumulated Depreciation	107,708	87,835
Net Book Value	79,491	99,364
Furniture and fixtures [Member]
Cost	19,185	19,185
Accumulated Depreciation	12,780	11,179
Net Book Value	6,405	8,006
Computer equipment [Member]
Cost	60,073	59,102
Accumulated Depreciation	45,419	39,300
Net Book Value	$ 14,654	$ 19,802